Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Mar. 31, 2014	Feb. 05, 2014	Jun. 30, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Effective tax rate	0.80%
Statutory federal income tax rate	35.00%
Deferred tax asset	$ 18,634		$ 0
Payable pursuant to tax receivable agreement	$ 13,636		$ 0	$ 0
Tax Receivable Agreement, percentage of realized cash saving in tax to pass through		85.00%